Fees Summary	Feb. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,031,584,790
Previously Paid Amount	0
Total Fee Amount	157,935.64
Total Offset Amount	0
Net Fee	$ 157,935.64
Final Prospectus	true